Segmented Reporting	12 Months Ended
Jun. 30, 2021
16. Segmented Reporting

16. Segmented Reporting

The Company has two operating segments, consisting of mine development operations in Madagascar and the exploration and evaluation of mineral resources in Madagascar and Canada. No commercial revenues have ever been generated by any mineral properties. Limited amounts of cash and equipment are currently held in Madagascar and Mauritius. Other than the mining assets under construction, which are currently being assembled overseas and will then be shipped to Madagascar, significantly all of the Company assets are held in Canada. The Company’s President and Chief Executive Officer and Chief Financial Officer are the operating decision‑makers and direct the allocation of resources to its segments.

The following is the segmented information by operating segments:

	For the year ended	For the year ended	For the year ended
	June 30,	June 30,	June 30,
	2021	2020	2019
Revenues	$-	$-	$-
Mine development expenses
Mineral claims (Madagascar)	3,335	93,954	81,969
Payroll and benefits	-	-	13,490
Engineering and metallurgical (Canada, South Africa)	38,598	64,850	171,210
Consulting fees (Madagascar)	265,635	-	686,212
Travel	16,100	20,452	12,587
Commercial production success fee	-	-	-
Total mine development expenses	323,668	179,256	965,468
Exploration and evaluation expenses
Mineral claims (Canada)	15,335	6,623	15,469
Mineral claims (Madagascar)	4,449	50,000	39,875
Exploration Camp and Admin (Madagascar)	27,031	9,487	82,582
Total exploration and evaluation expenses	46,815	66,110	137,926
General and administrative expenses
Payroll and benefits	483,519	436,337	459,553
Consulting Fees	383,841	358,503	368,345
Legal Fees	99,316	29,344	239,366
Professional Fees	155,108	95,397	111,711
Public filing expenses	131,923	72,137	87,093
Travel expenses	23,399	34,004	140,414
Investor relation expenses	31,610	22,993	49,711
Insurance expenses	30,816	22,624	18,315
Rent expenses	19,857	19,111	34,303
Office and admin	37,412	23,637	24,704
Total general and administrative expenses	1,396,801	1,114,087	1,533,515
Share-based compensation	3,744,172	-	651,692
Amortization of plant and equipment	6,592	6,053	-
Finance costs	1,317	-	-
Foreign currency translation (gain) loss	101,252	3,552	(4,565)
Interest (income)	(104)	-	-
Interest expense	273	2,098	-
Royalty Fee	-	-	-
Flow through provision (gain) or loss	(146,814)	-	-
Foreign taxes	92	772	-
Sub-total before other items	5,474,064	1,371,928	3,284,036
Change in value of warrant liability	36,486,420	(386,940)	(73,532)
Government assistance	-	(7,353)	-
Net loss for the year	(41,960,484)	(977,635)	(3,210,504)

16. Segmented Reporting (continued)

The following is the segmented information by geographic region:

As at June 30, 2021	Canada	Mauritius	Madagascar	Total
	$	$	$	$
Cash and cash equivalents	22,422,783	1,130	13,173	22,437,086
Amounts receivable	92,344	-	26	92,370
Prepaid expenses	52,428	-	546	52,974
Property, plant and equipment	713,197	-	3,623,964	4,337,161
Total assets	23,280,752	1,130	3,637,709	26,919,591
As at June 30, 2020	Canada	Mauritius	Madagascar	Total
	$	$	$	$
Cash and cash equivalents	208,251	-	14,054	222,305
Amounts receivable	7,513	-	26	7,539
Prepaid expenses	25,299	-	185	25,484
Property, plant and equipment	-	-	18,111	18,111
Total assets	241,063	-	32,376	273,439